Commitments, Contingent Liabilities and Other	12 Months Ended
Mar. 31, 2011
Commitments, Contingent Liabilities and Other [Abstract]
Commitments, contingent liabilities and other

27.	Commitments, contingent liabilities and other

(1)	Commitments:

A.	Loan commitments

Subsidiaries in the Financial Services segment have entered into loan agreements with their customers in accordance with the condition of the contracts. As of March 31, 2011, the total unused portion of the line of credit extended under these contracts was 18,408 million yen. The aggregate amounts of future year-by-year payments for these loan commitments cannot be determined.

B.	Purchase commitments and other

Purchase commitments and other outstanding at March 31, 2011 amounted to 350,015 million yen. The major components of these commitments are as follows:

In the ordinary course of business, Sony makes commitments for the purchase of property, plant and equipment. As of March 31, 2011, such commitments outstanding were 103,465 million yen.

Certain subsidiaries in the Pictures segment have entered into agreements with creative talent for the development and production of motion pictures and television programming as well as agreements with third parties to acquire completed motion pictures, or certain rights therein, and to acquire the rights to broadcast certain live action sporting events. These agreements cover various periods mainly within 5 years. As of March 31, 2011, these subsidiaries were committed to make payments under such contracts of 111,112 million yen.

Certain subsidiaries in the Music segment have entered into long-term contracts with recording artists and companies for the production and/or distribution of prerecorded music and videos. These contracts cover various periods mainly within 5 years. As of March 31, 2011, these subsidiaries were committed to make payments of 38,354 million yen under such long-term contracts.

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions

2012	207,982
2013	46,707
2014	35,094
2015	25,073
2016	20,338
Later years	14,821

Total	350,015

(2)	Contingent liabilities:

Sony had contingent liabilities including guarantees given in the ordinary course of business, which amounted to 103,613 million yen at March 31, 2011. The major components of these contingent liabilities are as follows:

As discussed in Note 23, Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 303 million U.S. dollars to the creditor of the third party investor of Sony’s U.S. based music publishing subsidiary should the third party investor default on its obligation. The obligation of the third party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. At March 31, 2011, the fair value of the collateral exceeded 303 million U.S. dollars.

Sony has agreed to guarantee a portion of Sony Ericsson’s debt and its facilities up to a maximum of 225 million euros. At March 31, 2011, Sony has guaranteed 26,516 million yen (225 million euros) for a portion of Sony Ericsson’s debt under this arrangement. These guarantees expire by March 2012.

Beginning earlier in 2011, the network services of PlayStation®Network, Qriocitytm, Sony Online Entertainment LLC and websites of other subsidiaries came under cyber-attack. As of June 7, 2011, Sony has not received any confirmed reports of customer identity theft issues or misuse of credit cards from the cyber-attacks. However, in connection with certain of these matters, Sony has received inquiries from authorities in a number of jurisdictions, including orders for reports issued by the Ministry of Economy, Trade and Industry of Japan as well as the Financial Services Agency of Japan, formal and/or informal requests for information from Attorneys General from a number of states in the United States and the U.S. Federal Trade Commission, various U.S. congressional inquiries and others. Additionally, Sony Corporation and/or certain of its subsidiaries have been named in a number of purported class actions in certain jurisdictions, including the United States. Based on the stage of these inquiries and proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of these matters.

In October 2009, Sony Corporation’s U.S. subsidiary, Sony Optiarc America Inc., received a subpoena from the U.S. Department of Justice (“DOJ”) Antitrust Division seeking information about its optical disk drive business. Sony understands that the DOJ and agencies outside the United States are investigating competition in optical disk drives. Subsequently, a number of purported class action lawsuits were filed in certain jurisdictions, including the United States, in which the plaintiffs allege that Sony Corporation and certain of its subsidiaries violated antitrust laws and seek recovery of damages and other remedies. Based on the stage of these proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of these matters.

In addition, Sony Corporation and certain of its subsidiaries are defendants or otherwise involved in other pending legal and regulatory proceedings. However, based upon the information currently available to Sony and its legal counsel, the management of Sony believes that the outcome from such legal and regulatory proceedings would not have a material effect on Sony’s consolidated financial statements.

(3)	Redeemable noncontrolling interest:

As discussed in Note 24, in connection with the GSN transaction, Sony granted a put right to the Current Investor for an additional 18% equity interest in GSN. The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days. The exercise price of the put is calculated using a formula based on an agreed upon multiple of the earnings of GSN with a minimum price of 234 million U.S. dollars and a maximum price of 288 million U.S. dollars. The portion of the noncontrolling interest that can be put to Sony is accounted for as mandatorily redeemable securities because redemption is outside of Sony’s control and is reported in the mezzanine equity section in the consolidated balance sheets at March 31, 2011.

(4)	Product warranty liabilities:

The changes in product warranty liability for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Balance at beginning of the fiscal year	59,748	57,922	50,856
Additional liabilities for warranties	60,845	46,686	48,610
Settlements (in cash or in kind)	(54,498)	(45,218)	(36,537)
Changes in estimate for pre-existing warranty reserve	(2,042)	(7,649)	(4,802)
Translation adjustment	(6,131)	(885)	(3,187)

Balance at end of the fiscal year	57,922	50,856	54,940